Note 18 - Fair Value Disclosure Measurements - Fair Value Reconciliation of Level 3 Assets (Details) - Subordinated Debt Obligations [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Balance as of January 1, 2022	$ 12,200
Transfers into Level III (1)	500
Transfers out of Level III (1)	(3,750)
Net unrealized holding gain on available-for-sale investment securities	(213)
Balance as of December 31, 2022	$ 8,737